Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segments Category	Jan. 01, 2019
Disclosure of significant accounting policies [line items]
Number of reportable segments | Segments	1
Number of financial assets categories | Category	4
Provision for income tax percentage	25.00%
Social contribution tax percentage	9.00%
Maximum lease contract for elect to use exemptions proposed on lease contracts | $	$ 5,000
Maximum lease term for elect to use exemptions proposed on lease contracts	12 months
IFRS 16 [Member]
Disclosure of significant accounting policies [line items]
Borrowing Rate		6.80%
Federal tax authorities of Brazil [member]
Disclosure of significant accounting policies [line items]
Percentage of offset of tax loss carry forwards up to annual taxable income	30.00%